CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2016	$ 2,593		$ 920,162	$ (3,224)	$ (709,705)	$ 209,826
Balance, shares at Dec. 31, 2016	54,592,667
Effect of adoption of ASU 2016-09 and ASC 606			55		(55)
Issuance of restricted share units (RSUs)		[1]					[1]
Issuance of restricted share units (RSUs), shares	8,100
Stock-based compensation of options and RSUs			856			856
Exercise of stock options	$ 8		653			661
Exercise of stock options, shares	136,500
Comprehensive income (loss)				178	6,801	6,979
Balance at Dec. 31, 2017	$ 2,601		921,726	(3,046)	(702,959)	218,322
Balance, shares at Dec. 31, 2017	54,737,267
Effect of adoption of ASU 2016-09 and ASC 606					1,521	1,521
Stock-based compensation of options and RSUs			1,006			1,006
Exercise of stock options	$ 24		2,124			2,148
Exercise of stock options, shares	438,840
Comprehensive income (loss)				(2,334)	18,409	16,075
Balance at Dec. 31, 2018	$ 2,625		924,856	(5,380)	(683,029)	$ 239,072
Balance, shares at Dec. 31, 2018	55,176,107					55,176,107
Stock-based compensation of options and RSUs			2,135			$ 2,135
Exercise of stock options	$ 18		357			375
Exercise of stock options, shares	317,151
Dividend distribution					(24,864)	(24,864)
Comprehensive income (loss)				332	36,538	36,870
Balance at Dec. 31, 2019	$ 2,643		$ 927,348	$ (5,048)	$ (671,355)	$ 253,588
Balance, shares at Dec. 31, 2019	55,493,258					55,493,258

[1]	Represents an amount lower than $1.